SHORT-TERM BANK LOANS	12 Months Ended
Jun. 30, 2016
Short-Term Debt [Abstract]
Short-term Debt [Text Block]
NOTE 13 -	SHORT-TERM BANK LOANS

On June 30, 2015, the Company’s short-term bank borrowings consisted of revolving bank loans of $16,295 from several banks, which were subject to annual interest rates ranging from 1.5% to 5.12%, with a weighted average interest rate of 1.78%. Some of the short-term loans are secured by the pledge of guarantee amounting to $19,202 with restricted cash and buildings with carrying values of $18,041 and $1,161 as of June 30, 2015, respectively.

On June 30, 2016, the Company’s short-term bank borrowings consisted of revolving bank loans of $3,051 from several banks, which were subject to annual interest rates ranging from 0.8% to 5.12%, with a weighted average interest rate of 1.5%. Some of the short-term loans are secured by the pledge of guarantee amounting to $3,757 with restricted cash and buildings with carrying values of $2,743 and $1,014 as of June 30, 2016, respectively.

For the years ended June 30, 2014, 2015, and 2016, interest expenses on short-term bank loans amounted to $5, $286 and $211 respectively.

As of June 30, 2015, the Company had available lines of credit from various banks in the PRC and Malaysia amounting to $230,074, of which $68,435 was utilized and $161,639 is available for use. These lines of credit were secured by the pledge of restricted cash and buildings with a carrying value of $4,512 and $3,479, respectively.

As of June 30, 2016, the Company had available lines of credit from various banks in the PRC, Singapore and Malaysia amounting to $205,129, of which $72,592 was utilized and $132,537 is available for use. These lines of credit were secured by the pledge of restricted cash and buildings with a carrying value of $3,754 and $3,976, respectively.